Financial risk management	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management	Financial risk management
Risk management principles and processes

The Group is exposed to several risks arising from financial instruments including price risk, exchange rate risk, interest rate risk, liquidity risk and credit risk. A thorough explanation of the Group’s risks and the Group’s approach to the identification, assessment and mitigation of risks is included in the annual consolidated financial statements. There have been no significant changes to the Group’s exposure and risk management principles and processes since December 31, 2024. See Note 2 to the annual consolidated financial statements for more information.

However, the Group considers that the following tables below provide useful information to understand the Group’s interim results for the nine-month period ended September 30, 2025. These disclosures do not appear in any particular order of potential materiality or probability of occurrence.

Argentina status:
The Argentine subsidiaries of the Group operate in an economic context in which main variables have a strong volatility as a consequence of political and economic uncertainties, both in national and international environments. Argentina’s inflation rate for the nine-month period ended September 30, 2025 and 2024 were 22.0% and 101.6%, respectively. The Group uses Argentina’s official exchange rate to account for transactions in Argentina, mainly affecting the farming business segment, which as of September 30, 2025 and 2024, respectively, was 1,380 and 970.5, respectively, against the U.S. dollar.

On December 10, 2023, a new government took office with the aim to boost a deregulation of the Argentine economy and other regulations. Certain regulations and/or restrictions have been eased and others remain in force, although it is expected that they will be lifted gradually. However, the scope and timing of the measures, including but not limited to the existing foreign exchange regulations remains uncertain as of the date of these Consolidated Financial Statements.

The Argentine Central Bank under prior administration, had implemented certain measures that control and restrict the ability of companies and individuals to access the foreign exchange market known as MULC (for its acronym in Spanish) for certain transactions. However, the performance of blue-chip swap transactions known as “Contado con Liquidación” or CCL (for its acronym in Spanish) was an alternative lawful mechanism. The blue-chip swap transactions are capital markets transactions that could be implemented in different ways, both for the inflow and outflow of funds. The implicit exchange rate applicable to this type of transactions is higher with respect to the official foreign exchange rate.

Since Javier Milei’s was elected to office, his administration has made progress in lifting exchange controls for individuals, as well as in easing other aspects of the foreign exchange controls regime that remains in place. While the current administration is not expected to impose further foreign exchange controls, but rather to eventually eliminate those still in effect, there are no guarantees that new foreign exchange controls will not be implemented in the future by this or any subsequent government.

Argentina has significantly eased its exchange controls as of April 14, 2025. These changes, implemented through Central Bank Communication “A” 8226 and Decree 269/2025, mark a substantial step in the government's economic liberalization program. A summary of the key changes are the following:

•Access to Foreign Currency: Argentine residents can now freely purchase and hold US dollars for savings or deposits without needing prior authorization from the Central Bank.
•Repatriation of Dividends: Financial institutions can now process transfers abroad for profits and dividends to non-resident shareholders based on audited financial statements from the fiscal year 2025 onwards.
•Import Flexibility: The SIRA/SIRASE system (a previous mandatory request for imports) for import payments has been eliminated.Payments for imported goods can be made once the goods are cleared for domestic use, without previous minimum waiting periods (which were typically 30 days). Advance payments for capital goods are allowed up to 30% of the FOB value, with a total limit of 80% including other payment methods.
•Service Payments: Payments for services from unrelated foreign parties can be made immediately as they accrue. Payments to related foreign parties now have a reduced minimum waiting period of 90 days from the date the service was provided or accrued (down from 180 days).
•Market Transactions: Restrictions on buying and selling securities in foreign currency have been relaxed. Simplified Documentation: Declarations for foreign exchange transactions that occurred before April 11, 2025, are no longer required to access the FX market.
•Exchange Rate Regime: A new managed floating exchange rate regime has been introduced, with a band between 951 and 1,471 pesos per US dollar, which will expand by 1% monthly. The “dólar blend” system for exporters has been eliminated, requiring all export revenue to be settled through the official market.

•Exchange rate risk

The following tables show the Group’s net monetary position broken down by various currencies for each functional currency in which the Group operates at September 30, 2025. All amounts are shown in US dollars.

	September 30, 2025
	(unaudited)
	Functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Chilean Peso	US Dollar	Total
Argentine Peso	22,113	—	—	—	22,113
Brazilian Reais	—	(656,303)	—	—	(656,303)
US Dollar	(193,210)	(251,934)	590	(39,451)	(484,005)
Uruguayan Peso	—	—	—	(2,606)	(2,606)
Euro	—	—	—	(28,500)	(28,500)
Total	(171,097)	(908,237)	590	(70,557)	(1,149,301)

The Group’s analysis shown on the tables below is carried out based on the exposure of each functional currency subsidiary against the U.S. Dollar. The Group estimated that, other factors being constant, a hypothetical 10% appreciation/(depreciation) of the U.S. Dollar against the Brazilian real respective functional currencies for the period ended September 30, 2025 or the Uruguayan peso, or a 25% appreciation/(depreciation) of the U.S. Dollar against the Argentine peso.

	September 30, 2025
	(unaudited)
	Functional currency
Net monetary position	Argentine Peso	Brazilian Reais	Chilean Peso	Total
US Dollar	(48,303)	(25,193)	59	(73,437)
(Decrease) or increase in Profit before income tax	(48,303)	(25,193)	59	(73,437)

Hedge Accounting - Cash flow hedge

As part of the exchange rate risk, the Group may document and designate cash flow hedging relationships to hedge the foreign exchange rate risk of all or part of its highly probable future sales in U.S. Dollars using either all or a portion of its US dollar-denominated borrowings and/or derivative instruments including but not limited to currency forwards and foreign currency floating-to-fixed interest rate swaps, as needed.

The Group had formally hedged a portion of its highly probable future US dollar-denominated sales using a portion of its US dollar-denominated borrowings. For the nine-month period ended September 30, 2024, a loss before income tax of US$ 601 was recognized in other comprehensive income and US$ 28,224 was reclassified from equity to profit or loss within “Financial results, net.” In 2025, both items are zero.

•Interest rate risk

The following table shows a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans at September 30, 2025 (all amounts are shown in US dollars):

	September 30, 2025
	(unaudited)
	Functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	US Dollar	Total
Fixed rate:
Argentine Peso	12	—	—	12
Brazilian Reais	—	66,767	—	66,767
US Dollar	102,966	289,228	536,323	928,517
Subtotal fixed-rate borrowings	102,978	355,995	536,323	995,296
Variable rate:
Brazilian Reais	—	212,332	—	212,332
Euro	—	—	29,343	29,343
Subtotal variable-rate borrowings	—	212,332	29,343	241,675
Total borrowings as per analysis	102,978	568,327	565,666	1,236,971

At September 30, 2025, if interest rates on floating-rate borrowings had been 1% higher (or lower) with all other variables held constant, Profit before income tax for the period would decrease as follows:

	September 30, 2025
	(unaudited)
	Functional currency
Rate per currency denomination	US Dollar	Brazilian Reais	Total
Variable rate:
Brazilian Reais	—	(2,123)	(2,123)
Euro	(293)	—	(293)
Decrease in profit before income tax	(293)	(2,123)	(2,416)

•Credit risk

As of September 30, 2025, three banks accounted for approximately 80% of the total cash deposited (Max capital, Credit Agricole and Bladex).

•Derivative financial instruments

The following table shows the outstanding positions for each type of derivative contract as of September 30, 2025:

▪    Futures / Options

	September 30, 2025
Type of	Quantities (thousands) (**)	Notional	Market	Profit / (Loss) (*)
derivative contract		amount	Value Asset/ (Liability)
			(unaudited)	(unaudited)
Futures:
Sale
Soybean	16	5,713	151	151
Sugar	47	(16,380)	901	2,511
Ethanol	15	41,957	(197)	197
OTC:
Buy put
Ethanol	14	(1,259)	(232)	232
Total	92	30,031	623	3,091

(*) Included in line “Gain / (Loss) from commodity derivative financial instruments” Note 8.
(**) All quantities expressed in tons except otherwise indicated.

Commodity future contract fair values are computed with reference to quoted market prices on future exchanges.

▪Other derivative financial instruments

Floating-to-fixed interest rate swaps
In December 2020 the Group’s subsidiary in Brazil, Adecoagro Vale do Ivinhema entered into a interest rate swap operation with Itaú BBA in an aggregate amount of R$ 400 million. In these operation Adecoagro Vale do Ivinhema receives IPCA (Extended National Consumer Price Index) plus 4.24% per year, and pays CDI (an interbank floating interest rate in Reais) plus 1.85% per year. This swap expires semiannually until December, 2026.
In July 2024, the Group’s subsidiary in Brazil, Adecoagro Vale do Ivinhema, entered an interest rate swap transaction with Itaú BBA in an aggregate amount of R$ 76 million. In this operation Adecoagro Vale do Ivinhema receives IPCA (Extended National Consumer Price Index) plus 6.80% per year and pays CDI (an interbank floating interest rate in Reais) plus 0.49% per year. This swap expires in July 2034.

Also, Adecoagro Vale do Ivinhema, entered an interest rate swap transaction with BR Partners in an aggregate amount of R$ 115 million. In this operation Adecoagro Vale do Ivinhema receives IPCA (Extended National Consumer Price Index) plus 6.76% per year and pays CDI (an interbank floating interest rate in Reais) plus 0.41% per year. This swap expires in July 2031.

Finally, Adecoagro Vale do Ivinhema, entered an interest rate swap transaction with XP Investimentos in an aggregate amount of R$ 209 million. In this operation Adecoagro Vale do Ivinhema receives pre-fixed rate 12.61% per year and pays CDI (an interbank floating interest rate in Reais) plus 0.48% per year. This swap expires in July 2031.
The swap agreements resulted in a recognition of a loss of US$ 1.9 million for the nine-month period ended September 30, 2025.

▪Currency forward
No significant currency forward is in place.